Deposits - Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits, Fiscal Year Maturity [Abstract]
2013	$ 927,505
2014	265,643
2015	92,408
2016	88,655
2017	75,207
After 5 years	1,006
Total	$ 1,450,424